STOCKHOLDERS’ EQUITY - Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	4.00%	2.10%
Expected volatility	35.00%	45.00%
Dividend yield	2.80%	2.50%
Stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.90%
Expected volatility	32.50%
Dividend yield	1.50%
Expected term (years)	6 years 6 months